Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 59,543	$ 56,560
Service cost - benefits earned during the period	1,212	1,134	$ 1,321
Interest cost on projected benefit obligation	1,902	2,470	2,429
Amendments	(8)	(73)
Actuarial (gain) loss	(3,079)	6,269
Special termination benefits	149	17
Benefits paid	(4,681)	(6,543)
DIRECTV acquisition	470	0
Transfer for sale of Advertising Solutions segment	(42)	(293)
Plan transfers	(2)	2
Benefit obligation at end of year	55,464	59,543	56,560
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	30,709	30,285
Service cost - benefits earned during the period	222	233	352
Interest cost on projected benefit obligation	967	1,458	1,532
Amendments	(74)	(617)
Actuarial (gain) loss	(1,988)	1,822
Special termination benefits	0	0
Benefits paid	(1,958)	(2,298)
DIRECTV acquisition	20	0
Transfer for sale of Advertising Solutions segment	0	(174)
Plan transfers	0	0
Benefit obligation at end of year	27,898	30,709	30,285
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	9	7	9
Interest cost on projected benefit obligation	$ 77	$ 109	$ 101